SHARE CAPITAL AND OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND OTHER RESERVES
Schedule of components of other reserves

	December 31,	December 31,	December 31,
	2025	2024	2023
Other reserve - Share options	$3,288,098	$3,326,971	$2,296,229
Other reserve - Warrants	63,228	63,228	59,702
	$3,351,326	$3,390,199	$2,355,931

Schedule of changes in share options

	2025		2024		2023
		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average
	share options	exercise price	share options	exercise price	share options	exercise price
Outstanding, January 1,	3,621,666	$1.01	3,463,333	$1.06	1,093,333	$1.67
Granted	—	—	225,000	1.00	2,370,000	0.77
Exercised	(421,251)	0.81	—	—	—	—
Forfeited	(103,750)	0.77	—	—	—	—
Expired	(149,999)	2.18	(66,667)	2.25	—	—
Outstanding, December 31,	2,946,666	$1.00	3,621,666	$1.01	3,463,333	$1.06

Schedule of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
	Number of	Weighted	Number of	Weighted
	share options	average years	share options	average
Exercise prices	outstanding	to expiry	exercisable	exercise price
$0.51 - $1.00	2,530,002	2.76	2,417,502	$0.80
$2.01 - $2.50	416,664	4.92	416,664	2.19
	2,946,666	3.06	2,834,166	$1.00

Schedule of weighted average assumptions used to estimate the fair value of share options granted and/or vested

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Expected life	N/A	5.00 years	5.00 years
Expected volatility	N/A	125.67%	133.51%
Risk-free interest rate	N/A	3.49%	4.69%
Expected dividend yield	N/A	Nil	Nil
Forfeiture rate	N/A	NIl	Nil

Schedule of changes in warrants

	2025		2024		2023
	Number of	Warrant	Number of	Warrant	Number of	Warrant
	warrants	reserve	warrants	reserve	warrants	reserve
Outstanding, January 1,	100,000	$63,228	100,000	$59,702	362,833	$263,596
Transactions during the year:
Value assigned to warrants vested - consultants	—	—	—	3,526	—	34,323
Warrants expired	(100,000)	—	—	—	(262,833)	(238,217)
Outstanding, December 31,	—	$63,228	100,000	$63,228	100,000	$59,702